Trading securities and financial assets measured at FVIS	12 Months Ended
Sep. 30, 2020
Trading securities and financial assets measured at FVIS
Trading securities and financial assets measured at FVIS

Note 10. Trading securities and financial assets measured at FVIS

Accounting policy

Trading securities
Trading securities include actively traded debt (government and other) and equity instruments and those acquired for sale in the near term.

As part of its trading activities, the Group also lends and borrows securities on a collateralised basis. Securities lent remain on the Group’s balance sheet and securities borrowed are not reflected on the Group’s balance sheet, as the risks and rewards of ownership remain with the initial holder. Where cash is provided as collateral, the amount advanced to or received from third parties is recognised as a receivable in collateral paid or as a borrowing in collateral received respectively.

Reverse repurchase agreements

Securities purchased under these agreements are not recognised in the balance sheet, as Westpac has not obtained the risks and rewards of ownership. The cash consideration paid is recognised as a reverse repurchase agreement, which forms part of a trading portfolio that is measured at fair value.

Other financial assets measured at FVIS
Other financial assets measured at FVIS include:
• non-trading securities managed on a fair value basis;
• non-trading debt securities that do not have contractual cash flows that represent SPPI on the principal balance outstanding; or
• non-trading equity securities for which we have not made irrevocable designation to be measured at FVOCI.

Gains and losses on these financial assets are recognised in the income statement. Interest earned from debt securities is recognised in interest income (Note 3) while dividends on equity securities are recognised in non-interest income (Note 4).

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Trading securities	17,776	22,210	18,777	15,519	20,719
Reverse repurchase agreements	20,401	6,833	1,379	20,401	6,731
Other financial assets measured at FVIS	2,490	2,738	2,976	2,110	2,115
Total trading securities and financial assets measured at FVIS	40,667	31,781	23,132	38,030	29,565

Trading securities include the following:

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Government and semi-government securities	14,667	16,625	13,328	12,542	15,585
Other debt securities	3,044	5,497	5,354	2,913	5,046
Equity securities	4	6	8	3	6
Other	61	82	87	61	82
Total trading securities	17,776	22,210	18,777	15,519	20,719

Other financial assets measured at FVIS include:

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Other debt securities	2,045	2,394	2,715	1,703	2,057
Equity securities	445	344	261	407	58
Total other financial assets measured at FVIS	2,490	2,738	2,976	2,110	2,115